UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05151

                 J.P. Morgan Mutual Fund Group
(Exact name of registrant as specified in charter)

      245 Park Avenue, New York, NY 10167
(Address of principal executive offices)

JPMorgan Funds Management, Inc., 245 Park Avenue, New York, NY 10167
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-480-4111

Date of fiscal year end:       August 31

Date of reporting period:         July 1, 2006 through June 30, 2007

Item 1. Proxy Voting Record.

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FORM N-Px REPORT
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ICA File Number: 811-05151

Reporting Period: 07/01/2006 - 06/30/2007

J.P. Morgan Mutual Fund Group

===== JPMORGAN SHORT TERM BOND FUND II =====

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2007 with respect to which the registrant was entitled to vote.

===== END NPX REPORT =====

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        J.P. Morgan Mutual Fund Group

By (Signature and Title)	/s/ George C. W. Gatch

George C.W. Gatch, President

Date August 28, 2007

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*	/s/ George C. W. Gatch
George C.W. Gatch, President

Date August 28, 2007

* Print the name and title of each signing officer under his or her signature.